Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Schedule of trade and other payables
	2022	2021
	A$	A$
Current liabilities
Trade payables and other payables	136,372	339,345
Accrued expenses	216.788	68,000
Employment related payables	147,609	147,712
	500,769	555,057